Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6:- LEASES

As of December 31, 2024, the Company is a party to three lease agreements for its facilities in Israel, which all expire in October 2027. In addition, the Company also leases vehicles under various operating leases, the latest of which expires in 2027.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2024, are as follows:

December 31,
2024

2025	$168,105
2026	168,105
2027	126,203

Total undiscounted cash flows	462,413
Less - imputed interest	29,218

Present value of operating lease liabilities	$433,195

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years)	2.77

Weighted-average discount rate	5.50%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years)	3.81

Weighted-average discount rate	5.08%

Total cash payments for operating leases for the years ended December 31, 2024, 2023 and 2022 were $208,055, $96,910 and $114,749, respectively.

Total rent expenses for the years ended December 31, 2024, 2023 and 2022 were $168,845, $153,833 and $117,314, respectively.

Total right-of-use assets obtained in the exchange for operating lease liabilities for the year ended December 31, 2024 was $139,254.